Goodwill (Schedule of changes in goodwill) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Intangible assets and goodwill [abstract]
Beginning balance	$ 0
Goodwill recognized on business combination	75,205
Effects of changes in foreign exchange	80
Ending Balance	$ 75,285